Contingent Liabilities and Financial Commitments - Engle Class Action and Engle Progeny Cases - Additional Information (Details)								1 Months Ended			12 Months Ended					120 Months Ended
	Jan. 28, 2019 GBP (£)	Jan. 28, 2019 USD ($)	Mar. 26, 2018 GBP (£)	Mar. 26, 2018 USD ($)	Feb. 17, 2017	Jan. 18, 2017 GBP (£)	Jan. 18, 2017 USD ($)	Jul. 31, 2000 GBP (£)	Jul. 31, 2000 USD ($)	Nov. 30, 1998 Case State	Dec. 31, 2018 GBP (£) Case Plaintiff	Dec. 31, 2018 USD ($) Case Plaintiff	Dec. 31, 2017 Case	Dec. 31, 2015 GBP (£) Case	Dec. 31, 2015 USD ($) Case	Dec. 31, 2012 GBP (£) State	Dec. 31, 2012 USD ($) State	Dec. 31, 2018 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages											£ 114,000,000,000	$ 145,000,000,000
Total number of cases											111	111
Amount paid for attorneys fees and statutory interest											£ 82,367,291	$ 104,902,981.61
Trust Fund											£ 5,000,000,000							$ 5,200,000,000
Number of states bot diligently enforced qualifying statuses | State																6	6
Events After Reporting Period
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement	£ 98,000,000	$ 125,000,000
N P M Adjustment Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | State																10	10
Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Proceeds from credits																£ 863,000,000	$ 1,100,000,000
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages								£ 114,000,000,000	$ 145,000,000,000
Loss Contingency Amount of Overall Damages comprising Compensatory Damages								10,000,000	12,700,000
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount														£ 78,500,000	$ 100,000,000
Number of cases covered by settlement														400	400
Number of cases not covered by settlement														12	12
Number of cases not covered by settlement, filed by different lawyer														2	2
Total number of cases											2,268	2,268	2,569
Number of plaintiffs | Plaintiff											2,841	2,841
Number of additional cases											9	9
Payment for compensatory and punitive damages											£ 261,000,000	$ 333,000,000
Engle Progeny Cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried											109	109
Total bond cap											£ 157,000,000	$ 200,000,000
R.J. Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement			£ 31,400,000	$ 40,000,000
Future annual losses			£ 11,800,000	$ 15,000,000
Net operating profit penalty											78,000,000	99,400,000
Penalty due | £											0
R.J. Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty											65,600,000	83,500,000
R.J. Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages								28,500,000,000	36,300,000,000
R.J. Reynolds Tobacco Company | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount														£ 33,300,000	$ 42,500,000
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages								13,800,000,000	17,600,000,000
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages								£ 12,800,000,000	$ 16,300,000,000
PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty											12,500,000	15,900,000
PM USA | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount														33,300,000	42,500,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages											£ 12,800,000,000	$ 16,300,000,000
Lorillard Tobacco | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount														£ 11,800,000	$ 15,000,000
R J Reynolds Tobacco Company Lorillard Tobacco And Brown And Williamson Holdings Inc | Master Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing Master Settlement Agreement | State										46
Number of previously settled cases brought forward										4
ITG
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement						£ 35,300,000	$ 45,000,000
Future annual losses						£ 23,600,000	$ 30,000,000
Lawsuit filing date					Feb. 17, 2017